Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Warrant liability	$ 3,432,440	$ 3,386,998
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in trust	57,168,785	57,168,785
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$ 3,432,440	$ 3,386,998